INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Debt Securities, Trading, and Equity Securities, FV-NI
The following tables provide additional information relating to fixed maturities and common stock held:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
December 31, 2020
Fixed Maturities:
U.S. Government	$11.2	$0.9	$—	$12.1
States, Territories & Possessions	17.2	2.6	—	19.8
Special Revenue and Special Assess. Obligations	3.8	0.4	—	4.2
Political Subdivisions of States and Territories	5.6	0.3	—	5.9
Industrial and Miscellaneous (Unaffiliated)	1,694.0	207.1	1.8	1,899.3
Preferred Stocks	22.9	2.5	—	25.4
Total Fixed Maturities	$1,754.7	$213.8	$1.8	$1,966.7

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Adjusted Cost
	(in millions)
Common Stocks:
Unaffiliated	$0.2	$—	$—	$0.2
Total Unaffiliated Common Stocks	$0.2	$—	$—	$0.2

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
December 31, 2019
Fixed Maturities:
U.S. Government	$11.2	$0.4	$—	$11.6
States, Territories & Possessions	15.3	0.7	—	16.0
Special Revenue and Special Assess. Obligations	4.0	0.1	—	4.1
Political Subdivisions of States and Territories	6.6	0.1	0.2	6.5
Industrial and Miscellaneous (Unaffiliated)	1,313.8	82.0	1.0	1,394.8
Preferred Stocks	2.3	—	—	2.3
Total Fixed Maturities	$1,353.2	$83.3	$1.2	$1,435.3

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Adjusted Cost
	(in millions)
Common Stocks:
Unaffiliated	$0.2	$—	$—	$0.2
Total Unaffiliated Common Stocks	$0.2	$—	$—	$0.2

Investments Classified by Contractual Maturity Date
The carrying value and estimated fair value of fixed maturities at December 31, 2020, by contractual maturity are as follows:

	Carrying Value	Estimated Fair Value
	(in millions)
Due in one year or less	$2.0	$2.0
Due after one year through five years	232.4	254.9
Due after five years through ten years	817.7	913.4
Due after ten years	679.7	771.0
Mortgage-backed securities	—	—
Hybrid and other securities	22.9	25.4
Total Fixed maturities	$1,754.7	$1,966.7

Schedule of Unrealized Loss on Investments
The following table discloses fixed maturities (12 issues and 21 issues, respectively), that have been in a continuous unrealized loss position for less than a twelve month period or greater than a twelve month period as of December 31, 2020 and 2019, respectively (in millions):

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
(in millions)
December 31, 2020
Fixed Maturities:
U.S. Government	$—	$—	$—	$—	$—	$—
Political Subdivisions of States and Territories	—	—	—	—	—	—
Industrial and Miscellaneous (Unaffiliated)	51.4	1.2	2.6	0.6	54.0	1.8
Preferred Stocks	—	—	—	—	—	—
Total Fixed Maturities	$51.4	$1.2	$2.6	$0.6	$54.0	$1.8

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019
Fixed Maturities:
U.S. Government	$—	$—	$—	$—	$—	$—
Political Subdivisions of States and Territories	3.4	0.2	—	—	3.4	0.2
Industrial and Miscellaneous (Unaffiliated)	40.8	0.8	8.5	0.2	49.3	1.0
Preferred Stocks	—	—	—	—	—	—
Total Fixed Maturities	$44.2	$1.0	$8.5	$0.2	$52.7	$1.2
All impaired securities (fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss (including securities with a recognized other-than-temporary impairment for non-interest related declines when a non-recognized interest related impairment remains) as of December 31, 2020:

	Less than 12 Months	12 Months or Longer
(in millions)
The aggregate amount of unrealized losses	$—	$—
The aggregate related fair value of securities with unrealized losses	$—	$—

Realized Gain (Loss) on Investments
The following table summarizes the realized capital gains (losses) for the years ended December 31, 2020, 2019 and 2018:

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Fixed maturities	$(2.9)	$(0.6)	$(9.5)
Derivative instruments	34.1	81.8	5.8
Amounts transferred to interest maintenance reserve (“IMR”) net of tax	2.0	0.8	5.9
Tax (expense) credits	(7.2)	(17.1)	(1.2)
Net Realized Capital Gains (Losses)	$26.0	$64.9	$1.0